Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Detail)		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		0.70%	3.80%
Investment tax credits		(3.80%)	(0.90%)
Production tax credits		(1.10%)	(0.70%)
Reversal of excess deferred income taxes		(6.90%)	(1.50%)
State legislative change			(1.60%)
Write-off of regulatory assets		(41.60%)
Other, net		(2.20%)	(2.00%)
Effective tax rate		(33.90%)	18.10%
Virginia Electric and Power Company
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		4.70%	4.50%
Investment tax credits		(5.20%)	(1.40%)
Production tax credits		(0.80%)	(0.70%)
Reversal of excess deferred income taxes		(4.20%)	(2.00%)
Other, net		0.30%	(0.20%)
Effective tax rate		15.80%	21.20%
Dominion Energy Gas Holdings, LLC
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		3.00%	3.30%
Reversal of excess deferred income taxes		(0.90%)	(1.10%)
State legislative change		0.00%	(7.20%)
Other, net	[1]	(4.80%)	(4.70%)
Effective tax rate		18.30%	11.30%

[1]	Includes (4.0)% and (4.9)% relating to the absence of tax on noncontrolling interest in 2019 and 2018, respectively.